Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations

4. Discontinued Operations

In July 2009, PMC was dissolved, and cash of $9,285 and $8,921 was distributed to EB and priceline.com Incorporated, respectively. No gain or loss was recorded upon dissolution.